RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of related parties transactions [Abstract]
Disclosure of detailed information about transactions between related parties [Text Block]

(i)	Joint ventures

	2022	2021	2020
	US$’000	US$’000	US$’000
Interest income	-	-	157
Technical management fee income	-	-	354
Agency fees from joint ventures	3	3	83
Dividend income	-	-	536
Charter hire and other related revenue	-	-	679
Charter hire and other related expenses	-	-	(6,025)
Payments on behalf of a joint venture	-	-	(7,987)
Repayment of preference shares by a joint venture	-	-	2,569
Settlement of interest-bearing loan	-	-	5,382

(ii)	Compensation of directors and key management personnel

The remuneration of the directors and other members of key management is set out below in aggregate for each of the categories specified in IAS 24
Related Party Disclosures
.

	2022	2021	2020
	US$’000	US$’000	US$’000

Short-term benefits	7,954	9,200	4,073
Share-based payments	5,108	1,479	769
	13,062	10,679	4,842